Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued compensation	$ 226,000	$ 120,000
Accrued rent	12,000
Accrued sales tax	3,000	6,000
Total accrued expenses	$ 241,000	$ 126,000